Document and Entity Information	Jun. 08, 2024
Cover [Abstract]
Entity Registrant Name	Addus HomeCare Corp
Amendment Flag	true
Entity Central Index Key	0001468328
Document Type	8-K/A
Document Period End Date	Jun. 08, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34504
Entity Tax Identification Number	20-5340172
Entity Address, Address Line One	6303 Cowboys Way
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(469)
Local Phone Number	535-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ADUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 10, 2024, Addus HomeCare Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report that, on June 8, 2024, Addus HealthCare, Inc., an Illinois corporation (“Addus HealthCare”), a wholly-owned subsidiary of the Company, entered into a Stock and Asset Purchase Agreement (the “Purchase Agreement”) with Curo Health Services, LLC, a Delaware limited liability company, which does business as Gentiva. This Current Report on Form 8-K/A amends the Original Form 8-K to include Item 9.01 set forth below and to file the Purchase Agreement, which was not filed with the Original Form 8-K. All other disclosures contained in the Original Form 8-K remain unchanged.